CHADBOURNE & PARKE LLP
30 Rockefeller Plaza
New York, NY 10112
December 19, 2007
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-6010

Re:	GLG Partners, Inc. Registration Statement on Form S-1 (Registration No. 333-147865)
Ladies and Gentlemen:
     On behalf of GLG Partners, Inc. (the “Company”), and pursuant to Rule 461 under the Securities Act of 1933, as amended, we respectfully transmit herewith for filing the Company’s request for acceleration of the effectiveness of the above-referenced Registration Statement on Form S-1.
     Should you have any questions or comments concerning the acceleration request, please telephone Sey-Hyo Lee at (212) 408-5122 or Turgut Cankorel at (212) 408-5597.

Very truly yours, Chadbourne & Parke LLP

VIA FACSIMILE

cc:	Jennifer Hardy, Esq. Brigitte Lippmann, Esq.